Revenue - Schedule of Revenue Disaggregated by Segment and by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation Of Revenue [Line Items]
Revenue	$ 2,300.1	$ 1,702.8	$ 1,543.0
Vessel Leasing
Disaggregation Of Revenue [Line Items]
Revenue	2,300.1	1,702.8	1,543.0
Operating lease revenue | Vessel Leasing
Disaggregation Of Revenue [Line Items]
Revenue	2,116.4	1,598.7	1,457.0
Interest income from leasing | Vessel Leasing
Disaggregation Of Revenue [Line Items]
Revenue	163.5	84.0	73.8
Other | Vessel Leasing
Disaggregation Of Revenue [Line Items]
Revenue	$ 20.2	$ 20.1	$ 12.2